Income (Loss) Per Share (Schedule of Basic and Diluted Income (Loss) Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Numerator:
Net income (loss) attributable to Stratasys Ltd.	$ 1,152	$ (3,551)	$ (1,118)	$ (16,592)
Adjustment of redeemable non-controlling interest to redemption amount		(935)		(935)
Net income (loss) attributable to Stratasys Ltd. for basic and diluted loss per share	$ 1,152	$ (4,486)	$ (1,118)	$ (17,527)
Weighted average shares
Basic	54,231	53,722	54,102	53,689
Diluted	54,687	53,722	54,102	53,689
Net income (loss) per share attributable to Stratasys Ltd.
Basic	$ 0.02	$ (0.08)	$ (0.02)	$ (0.33)
Diluted	$ 0.02	$ (0.08)	$ (0.02)	$ (0.33)